INVESTMENTS, Investment at Fair Value through Profit or Loss, Summary (Details) S/ in Millions, Bs. in Millions, $ in Millions	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BOB (Bs.)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)
Bolivianos [Member] | Participation in RAL Fund [Member]
Investment at fair value [Abstract]
Estimated fair value	Bs. 725.5	S/ 398.1		Bs. 194.6	S/ 105.2
US Dollars [Member] | Participation in RAL Fund [Member]
Investment at fair value [Abstract]
Estimated fair value		S/ 34.4	$ 9.1		S/ 40.2	$ 10.8
Investment Funds [Member] | Peru [Member]
Investment at fair value [Abstract]
Percentage of financial assets	59.60%	59.60%	59.60%	54.30%	54.30%	54.30%
Investment Funds [Member] | United States [Member]
Investment at fair value [Abstract]
Percentage of financial assets	27.50%	27.50%	27.50%	28.10%	28.10%	28.10%
Investment Funds [Member] | Colombia [Member]
Investment at fair value [Abstract]
Percentage of financial assets	9.50%	9.50%	9.50%	10.00%	10.00%	10.00%
Investment Funds [Member] | Other Countries [Member]
Investment at fair value [Abstract]
Percentage of financial assets	3.40%	3.40%	3.40%	7.60%	7.60%	7.60%
Mutual Funds [Member] | Peru [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	11.70%	11.70%	11.70%
Mutual Funds [Member] | Other Countries [Member]
Investment at fair value [Abstract]
Percentage of mutual fund				5.80%	5.80%	5.80%
Mutual Funds [Member] | Luxembourg [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	12.50%	12.50%	12.50%	52.00%	52.00%	52.00%
Mutual Funds [Member] | Ireland [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	12.50%	12.50%	12.50%	6.70%	6.70%	6.70%
Mutual Funds [Member] | Bolivia [Member]
Investment at fair value [Abstract]
Percentage of mutual fund	63.30%	63.30%	63.30%	35.50%	35.50%	35.50%